Condensed Consolidated Cash Flow Statement (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Condensed Financial Statements, Captions [Line Items]
Cash provided by (used in) operating activities	$ (26,283)	$ (250)	$ 15,601	$ 42,290	$ 74,300
Financing activities:
Issuance of convertible preferred equity certificates
Increase in deferred financing costs relating to the notes	(3,793)
Redemption of convertible preferred equity certificates					(20,000)
Sold interest in accounts receivable, net of collections	(6,021)	42,657	27,203	(25,309)	43,214
Proceeds from issuance of senior secured notes				1,082,389
Proceeds from issuance of senior secured notes	202,000			1,082,389
Repayment of the senior credit facility debt				(1,020,550)
Redemption of senior subordinated notes				(129)
Settlement of the interest rate swap and other breakage fees				(45,711)
Long term debt proceeds	812,449	600,000	867,853	262,800	275,919
Long term debt repayments	(817,594)	(565,743)	(786,808)	(213,920)	(276,215)
Senior secured notes, senior credit facility and revolver deferred financing costs			(1,033)	(42,721)	(182)
Proceeds from issuance of capital stock		80,000	100,000	146
Cash (used in) provided by financing activities	187,041	156,914	207,215	(3,005)	22,736
Investing activities:
Property and equipment additions			(376,624)	(228,804)	(162,737)
Property and equipment additions	(318,558)	(253,048)	(376,624)	(228,804)	(162,737)
Proceeds from disposal of property and equipment	207,896	165,238	218,259	61,768	105,228
Proceeds from the sale of the flight training operations to CAE Inc.				29,779
Aircraft deposits net of lease inception refunds	(49,517)	(59,360)	(47,307)	(28,253)	(42,606)
Restricted cash	2,407	(12,978)	(13,135)	4,755	(3,861)
Investment in subsidiaries, net of cash acquired					(13,300)
Distributions from equity investments	745	936	1,134		1,275
Cash used in investing activities	(157,027)	(159,212)	(217,673)	(160,755)	(116,001)
Cash (used in) provided by continuing operations	3,731	(2,548)	5,143	(121,470)	(18,965)
Cash flows (used in) provided by discontinued operations
Cash flows provided by (used in) operating activities	1,024	(1,695)	2,240	(1,032)	(1)
Cash flows provided by (used in) financing activities	(1,024)	1,695	(2,240)	1,032	1
Cash provided by (used in) discontinued operations
Effect of exchange rate changes on cash and cash equivalents	42	(19,699)	(18,517)	15,431	853
Change in cash and cash equivalents during the period	3,773	(22,247)	(13,374)	(106,039)	(18,112)
Cash and cash equivalents, beginning of period	55,547	68,921	68,921	174,960	199,267
Less: cash and cash equivalents from deconsolidation of variable interest entities					(6,195)
Cash and cash equivalents, end of period	59,320	46,674	55,547	68,921	174,960
Parent
Condensed Financial Statements, Captions [Line Items]
Cash provided by (used in) operating activities	(4,594)	(28,913)	(28,331)	(153)	34
Financing activities:
Issuance of convertible preferred equity certificates
Redemption of convertible preferred equity certificates					(20,000)
Long term intercompany flow - issuance of debt		(51,501)	(71,501)
Proceeds from issuance of capital stock		80,000	100,000	146
Cash (used in) provided by financing activities		28,499	28,499	146	(20,000)
Investing activities:
Cash (used in) provided by continuing operations	(4,594)	(414)	168	(7)	(19,966)
Cash flows (used in) provided by discontinued operations
Cash provided by (used in) discontinued operations
Change in cash and cash equivalents during the period	(4,594)	(414)	168	(7)	(19,966)
Cash and cash equivalents, beginning of period	196	28	28	35	20,001
Cash and cash equivalents, end of period	(4,398)	(386)	196	28	35
Issuer
Condensed Financial Statements, Captions [Line Items]
Cash provided by (used in) operating activities	(128,195)	(176,183)	(174,931)	(91,172)	15,179
Financing activities:
Issuance of convertible preferred equity certificates
Increase in deferred financing costs relating to the notes	(3,793)
Proceeds from issuance of senior secured notes				1,082,389
Proceeds from issuance of senior secured notes	202,000
Repayment of the senior credit facility debt				(1,020,550)
Settlement of the interest rate swap and other breakage fees				(45,711)
Long term debt proceeds	752,144	600,000	835,000	262,800	268,300
Long term debt repayments	(805,000)	(530,000)	(780,000)	(199,737)	(256,675)
Long term intercompany flow - issuance of debt		51,501	71,501
Dividends paid (received)			40,000
Senior secured notes, senior credit facility and revolver deferred financing costs			(1,033)	(42,650)	(182)
Cash (used in) provided by financing activities	145,351	121,501	165,468	36,541	11,443
Investing activities:
Cash (used in) provided by continuing operations	17,156	(54,682)	(9,463)	(54,631)	26,622
Cash flows (used in) provided by discontinued operations
Cash provided by (used in) discontinued operations
Change in cash and cash equivalents during the period	17,156	(54,682)	(9,463)	(54,631)	26,622
Cash and cash equivalents, beginning of period	(6,771)	2,692	2,692	57,323	30,701
Cash and cash equivalents, end of period	10,385	(51,990)	(6,771)	2,692	57,323
Guarantor
Condensed Financial Statements, Captions [Line Items]
Cash provided by (used in) operating activities	30,234	88,002	97,930	(9,200)	59,710
Financing activities:
Issuance of convertible preferred equity certificates
Increase in deferred financing costs relating to the notes	(3,793)
Proceeds from issuance of senior secured notes				1,082,389
Proceeds from issuance of senior secured notes	202,000
Repayment of the senior credit facility debt				(1,020,550)
Redemption of senior subordinated notes				(129)
Settlement of the interest rate swap and other breakage fees				(45,711)
Long term debt proceeds	812,449	600,000	867,853	262,800	275,919
Long term debt repayments	(817,594)	(565,743)	(786,808)	(213,920)	(276,214)
Long term intercompany flow - issuance of debt	(1,821)	51,501	71,501	4,518	21,569
Long term intercompany flow - repayment of debt					28,891
Dividends paid (received)			(40,000)
Senior secured notes, senior credit facility and revolver deferred financing costs			(1,033)	(42,721)	(182)
Cash (used in) provided by financing activities	191,241	85,758	111,513	26,676	49,983
Investing activities:
Property and equipment additions			(341,325)	(204,581)	(147,842)
Property and equipment additions	(298,556)	(225,436)
Proceeds from disposal of property and equipment	207,863	165,232	218,253	61,739	84,272
Proceeds from the sale of the flight training operations to CAE Inc.				20,693
Aircraft deposits net of lease inception refunds	(49,517)	(59,360)	(47,307)	(28,253)	(42,606)
Restricted cash	(1,364)	536	536	(105)	(1)
Investment in subsidiaries, net of cash acquired					(13,300)
Distributions from equity investments	745	936	1,134		1,275
Cash used in investing activities	(140,829)	(118,092)	(168,709)	(150,507)	(118,202)
Cash (used in) provided by continuing operations	80,646	55,668	40,734	(133,031)	(8,509)
Cash flows (used in) provided by discontinued operations
Cash flows provided by (used in) operating activities	1,024	(1,695)	2,240	(1,032)	(1)
Cash flows provided by (used in) financing activities	(1,024)	1,695	(2,240)	1,032	1
Cash provided by (used in) discontinued operations
Effect of exchange rate changes on cash and cash equivalents	(715)	(15,715)	(14,718)	10,788	(680)
Change in cash and cash equivalents during the period	79,931	39,953	26,016	(122,243)	(9,189)
Cash and cash equivalents, beginning of period	41,032	15,016	15,016	137,259	146,448
Cash and cash equivalents, end of period	120,963	54,969	41,032	15,016	137,259
Non-guarantor
Condensed Financial Statements, Captions [Line Items]
Cash provided by (used in) operating activities	(51,923)	(59,339)	(13,998)	51,643	14,556
Financing activities:
Issuance of convertible preferred equity certificates
Sold interest in accounts receivable, net of collections	(6,021)	42,657	27,203	(25,309)	43,214
Long term debt repayments					(1)
Long term intercompany flow - issuance of debt	1,821			(4,518)	(21,569)
Long term intercompany flow - repayment of debt					(28,891)
Cash (used in) provided by financing activities	(4,200)	42,657	27,203	(29,827)	(7,247)
Investing activities:
Property and equipment additions			(35,299)	(24,223)	(14,895)
Property and equipment additions	(20,002)	(27,612)
Proceeds from disposal of property and equipment	33	6	6	29	20,956
Proceeds from the sale of the flight training operations to CAE Inc.				9,086
Restricted cash	3,771	(13,514)	(13,671)	4,860	(3,860)
Cash used in investing activities	(16,198)	(41,120)	(48,964)	(10,248)	2,201
Cash (used in) provided by continuing operations	(72,321)	(57,802)	(35,759)	11,568	9,510
Cash flows (used in) provided by discontinued operations
Cash provided by (used in) discontinued operations
Effect of exchange rate changes on cash and cash equivalents	757	(3,984)	(3,799)	4,643	1,533
Change in cash and cash equivalents during the period	(71,564)	(61,786)	(39,558)	16,211	11,043
Cash and cash equivalents, beginning of period	14,319	53,877	53,877	37,666	32,818
Less: cash and cash equivalents from deconsolidation of variable interest entities					(6,195)
Cash and cash equivalents, end of period	(57,245)	(7,909)	14,319	53,877	37,666
Eliminations
Condensed Financial Statements, Captions [Line Items]
Cash provided by (used in) operating activities	128,195	176,183	134,931	91,172	(15,179)
Financing activities:
Issuance of convertible preferred equity certificates
Increase in deferred financing costs relating to the notes	3,793
Proceeds from issuance of senior secured notes				(1,082,389)
Proceeds from issuance of senior secured notes	(202,000)
Repayment of the senior credit facility debt				1,020,550
Settlement of the interest rate swap and other breakage fees				45,711
Long term debt proceeds	(752,144)	(600,000)	(835,000)	(262,800)	(268,300)
Long term debt repayments	805,000	530,000	780,000	199,737	256,675
Long term intercompany flow - issuance of debt		(51,501)	(71,501)
Senior secured notes, senior credit facility and revolver deferred financing costs			1,033	42,650	182
Cash (used in) provided by financing activities	(145,351)	(121,501)	(125,468)	(36,541)	(11,443)
Investing activities:
Cash (used in) provided by continuing operations	(17,156)	54,682	9,463	54,631	(26,622)
Cash flows (used in) provided by discontinued operations
Cash provided by (used in) discontinued operations
Change in cash and cash equivalents during the period	(17,156)	54,682	9,463	54,631	(26,622)
Cash and cash equivalents, beginning of period	6,771	(2,692)	(2,692)	(57,323)	(30,701)
Cash and cash equivalents, end of period	$ (10,385)	$ 51,990	$ 6,771	$ (2,692)	$ (57,323)